Expense Example - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 70% Portfolio	Apr. 29, 2024 USD ($)
VIP FundsManager 70% Portfolio - Service Class
Expense Example:
1 year	$ 76
3 years	264
5 years	473
10 years	1,077
VIP FundsManager 70% Portfolio - Service Class 2
Expense Example:
1 year	91
3 years	311
5 years	554
10 years	$ 1,253